Fair Value Measurements - Schedule of Changes in the Fair Value of Financial Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	$ 713,128	$ 6,921,000	$ 6,921,000
Initial fair value at issuance	895,174	581,016
Conversion	(821,069)		10,712,270
Interest accrued	11,243		2,089,675
Change in fair value	103,940	2,080,737
Fair value as of end of the year	902,416	9,582,753	713,128
Quantum Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	351,307	3,248,000	3,248,000
Initial fair value at issuance	0	0
Conversion	(521,721)
Interest accrued	11,243
Change in fair value	159,171	332,612
Fair value as of end of the year	0	3,580,612	351,307
May 2025 Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	361,821	0	0
Initial fair value at issuance	0	342,996
Conversion	(299,348)		0
Interest accrued	0		17,341
Change in fair value	(62,473)	0
Fair value as of end of the year	0	342,996	361,821
ADI Funding Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0
Initial fair value at issuance	250,000
Conversion	0
Interest accrued	0
Change in fair value	7,242
Fair value as of end of the year	257,242		0
ClearThink Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0
Initial fair value at issuance	250,000
Conversion	0
Interest accrued	0
Change in fair value	0
Fair value as of end of the year	250,000		0
Equity Line of Credit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0
Initial fair value at issuance	250,000
Conversion	0
Interest accrued	0
Change in fair value	0
Fair value as of end of the year	250,000		0
SEPA liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0
Initial fair value at issuance	145,174
Conversion	0
Interest accrued	0
Change in fair value	0
Fair value as of end of the year	145,174		0
Exchange Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		1,499,000	1,499,000
Initial fair value at issuance		0
Change in fair value		986,636
Fair value as of end of the year		2,485,636
ELOC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		80,000	80,000
Initial fair value at issuance		0
Change in fair value		(20,157)
Fair value as of end of the year		59,843
September Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		2,094,000	2,094,000
Initial fair value at issuance		0
Change in fair value		824,875
Fair value as of end of the year		2,918,875
March 2025 Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	$ 0	0	0
Initial fair value at issuance		238,020
Conversion			303,053
Interest accrued			23,350
Change in fair value		(43,229)
Fair value as of end of the year		$ 194,791	$ 0